Inventories - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Disclosure Of Inventories [Abstract]
Inventory write-down	€ 6.5	€ 12.1